Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases

Future minimum lease payments, including the three-year extension, under the non-cancelable operating lease are as follows (in thousands):

Operating
Years Ending December 31,	Leases
2015	954
2016	160
Total	$1,114